INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income and social contribution taxes
Rate for calculation of income tax and social contribution taxes	15.00%
Additional rate on taxable income for corporate income tax (IRPJ)	10.00%
Taxable income for calculating additional corporate income tax rate	R$ 240
Additional rate on taxable income for social contribution on net profits (CSLL)	9.00%
Assets temporary differences	R$ 12,903,115	R$ 12,417,978
Liabilities temporary differences	4,173,186	3,741,546
Non-current assets	8,729,929	8,677,002
Non-current liabilities		570
Temporary difference from capital gain on sale of rural property	175,202
Tax loss
Deferred income and social contribution taxes
Assets temporary differences	1,156,876	1,013,008
Negative tax basis of social contribution
Deferred income and social contribution taxes
Assets temporary differences	411,074	329,412
Provision for judicial liabilities
Deferred income and social contribution taxes
Assets temporary differences	249,345	233,100
Operating provisions and other losses
Deferred income and social contribution taxes
Assets temporary differences	965,130	1,051,096
Exchange rate variation
Deferred income and social contribution taxes
Assets temporary differences	6,555,202	6,112,906
Derivatives losses ("MtM")
Deferred income and social contribution taxes
Assets temporary differences	2,193,693	2,303,833
Amortization of fair value adjustment on business combination
Deferred income and social contribution taxes
Assets temporary differences	699,535	718,645
Unrealized profit on inventories
Deferred income and social contribution taxes
Assets temporary differences	298,888	176,847
Leases
Deferred income and social contribution taxes
Assets temporary differences	373,372	287,066
Provision of deferred taxes on results of associates abroad
Deferred income and social contribution taxes
Assets temporary differences		33,893
Other temporary differences
Deferred income and social contribution taxes
Assets temporary differences		158,172
Goodwill - Tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Liabilities temporary differences	746,489	469,875
Property, plant and equipment - deemed cost
Deferred income and social contribution taxes
Liabilities temporary differences	1,316,859	1,385,642
Accelerated tax depreciation
Deferred income and social contribution taxes
Liabilities temporary differences	944,949	1,025,136
Borrowing cost
Deferred income and social contribution taxes
Liabilities temporary differences	99,399	110,036
Fair value of biological assets
Deferred income and social contribution taxes
Liabilities temporary differences	430,966	237,879
Deferred taxes, net of fair value adjustment
Deferred income and social contribution taxes
Liabilities temporary differences	427,313	469,419
Tax credits - gains in tax lawsuit (exclusion of ICMS from the PIS and COFINS contribution tax basis)
Deferred income and social contribution taxes
Liabilities temporary differences	198,027	R$ 43,559
Other temporary differences
Deferred income and social contribution taxes
Liabilities temporary differences	R$ 9,184